Audited Consolidated Statements of Changes in Shareholders’ Equity (Deficit) - USD ($)		Ordinary Shares		Additional Paid-in Capital [1]	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive Loss	Total Shareholders’ Equity (Deficit)	Non- Controlling Interest	Total
Balance at Dec. 31, 2022		$ 2,000	[1]	$ 7,875,540	$ 4,346,922	$ (41,439)	$ 12,183,023	$ 83,698	$ 12,266,721
Balance (in Shares) at Dec. 31, 2022	[1]	2,500,000
Net income (loss)			[1]		4,577,406		4,577,406	34,785	4,612,191
Dividends			[1]		(3,964,212)		(3,964,212)	(2,667)	(3,966,879)
Balance at Dec. 31, 2023		$ 2,000	[1]	7,875,540	4,960,116	(41,439)	12,796,217	115,816	12,912,033
Balance (in Shares) at Dec. 31, 2023	[1]	2,500,000
Net income (loss)			[1]		(4,826,839)		(4,826,839)	7,707	(4,819,132)
Issuance of shares upon recapitalization		$ 359	[1]	(6,376,550)			(6,376,191)		(6,376,191)
Issuance of shares upon recapitalization (in Shares)	[1]	447,633
Issuance of shares for services provided		$ 70	[1]	5,018,680			5,018,750		5,018,750
Issuance of shares for services provided (in Shares)	[1]	87,734
Share issuance cost			[1]	(1,544,522)			(1,544,522)		(1,544,522)
Share-based compensation			[1]	5,819,773			5,819,773		5,819,773
Exercise of stock options		$ 169	[1]	16,771			16,940		16,940
Exercise of stock options (in Shares)	[1]	211,750
Forfeiture of stock options			[1]	(234,163)			(234,163)		(234,163)
Balance at Dec. 31, 2024		$ 2,598	[1]	10,575,529	133,277	(41,439)	10,669,965	123,523	10,793,488
Balance (in Shares) at Dec. 31, 2024	[1]	3,247,117
Net income (loss)			[1]		(15,214,814)		(15,214,814)	1,634	(15,213,180)
Issuance of shares upon Private Placement		$ 4,265	[1]				4,265		4,265
Issuance of shares upon Private Placement (in Shares)	[1]	5,332,216
Share-based compensation			[1]	771,856			771,856		771,856
Issuance of fraction shares upon Reverse Stock Split			[1]
Issuance of fraction shares upon Reverse Stock Split (in Shares)	[1]	19
Exercise of stock options		$ 35	[1]	3,465			3,500		3,500
Exercise of stock options (in Shares)	[1]	43,750
Balance at Dec. 31, 2025		$ 6,898	[1]	$ 11,350,850	$ (15,081,537)	$ (41,439)	$ (3,765,228)	$ 125,157	$ (3,640,071)
Balance (in Shares) at Dec. 31, 2025	[1]	8,623,102

[1]	The share data has been retroactively restated to reflect the current capital structure of the Company (See Note 1).